Related-Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Related Party Transaction [Line Items]
Selling, general and administrative expenses		$ 360,000	$ 720,000
Minimum service requirements or payment obligations		0
Notice period to terminate agreement		30 days
Other income-related party	372,000	185,000
Agreement with Ubiquiti Networks, Inc. description	Two of the Company's directors are also directors of Ubiquiti. An affiliate of one of the directors is also an Ubiquiti stockholder.
Payments for engineering services based on milestone achievement	500,000
Recorded revenue pursuant to the terms of the agreement	300,000	200,000
Director [Member]
Related Party Transaction [Line Items]
Recorded revenue pursuant to the terms of the agreement	$ 242,000